Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	$ 5,106.0	$ 5,147.0
Gross Unrealized Gains	61.8	14.2
Gross Unrealized Losses	(58.2)	(181.9)
Allowance for Credit Losses	(0.3)	(1.0)
Fair Market Value	5,109.3	4,978.3
Fixed income investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	5,011.0	4,861.1
Gross Unrealized Gains	60.9	14.0
Gross Unrealized Losses	(58.2)	(181.9)
Allowance for Credit Losses	(0.3)	(1.0)
Fair Market Value	5,013.4	4,692.2
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1,206.4	1,504.8
Gross Unrealized Gains	20.1	1.5
Gross Unrealized Losses	(4.5)	(25.7)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	1,222.0	1,480.6
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	2.0	7.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(0.3)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	2.0	7.2
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	90.9	84.2
Gross Unrealized Gains	1.6	0.0
Gross Unrealized Losses	(0.2)	(1.9)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	92.3	82.3
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1,995.2	2,045.3
Gross Unrealized Gains	26.8	8.5
Gross Unrealized Losses	(24.1)	(66.4)
Allowance for Credit Losses	(0.3)	(1.0)
Fair Market Value	1,997.6	1,986.4
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	66.0	132.9
Gross Unrealized Gains	0.8	0.8
Gross Unrealized Losses	(0.5)	(2.4)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	66.3	131.3
Non-U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	400.6	248.2
Gross Unrealized Gains	2.1	1.0
Gross Unrealized Losses	(1.1)	(2.4)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	401.6	246.8
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	499.5	232.4
Gross Unrealized Gains	2.0	2.2
Gross Unrealized Losses	(0.5)	(0.1)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	501.0	234.5
Agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	9.8	5.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.3)	(0.6)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	9.5	4.4
Agency residential mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	740.6	600.8
Gross Unrealized Gains	7.5	0.0
Gross Unrealized Losses	(27.0)	(82.1)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	721.1	518.7
Short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	45.4	261.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Allowance for Credit Losses	0.0	0.0
Fair Market Value	45.4	261.9
Asset backed securities, privately-held afs
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	15.8	24.0
Gross Unrealized Gains	0.5	0.2
Gross Unrealized Losses	0.0	0.0
Allowance for Credit Losses	0.0	0.0
Fair Market Value	16.3	$ 24.2
Privately-held investments, global corporate securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	33.8
Gross Unrealized Gains	0.4
Gross Unrealized Losses	0.0
Allowance for Credit Losses	0.0
Fair Market Value	34.2
Total, privately-held investments, AFS
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	49.6
Gross Unrealized Gains	0.9
Gross Unrealized Losses	0.0
Allowance for Credit Losses	0.0
Fair Market Value	$ 50.5